Financial instruments	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
(a)Fair value of financial instruments

June 30, 2024	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,128,171	$1,128,171	$1,076,642	$—	$51,529
Development loans and other receivables	31,479	43,491	—	43,491	—
Derivative instruments:
Interest rate swaps designated as a hedge	95,723	95,723	—	95,723	—
Congestion revenue rights not designated as hedge	10,971	10,971	—	—	10,971
Cross-currency swap designated as a net investment hedge	10,064	10,064	—	10,064	—
Commodity contracts for regulatory operations	75	75	—	75	—
Total derivative instruments	116,833	116,833	—	105,862	10,971
Total financial assets	$1,276,483	$1,288,495	$1,076,642	$149,353	$62,500
Long-term debt	$8,292,649	$8,783,756	$2,223,829	$6,559,927	$—
Convertible debentures	229	262	262	—	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	85,630	85,630	—	—	85,630
Energy contracts not designated as hedge	6,505	6,505	—	—	6,505
Cross-currency swap designated as a net investment hedge	23,203	23,203	—	23,203	—
Cross-currency swap designated as a cash flow hedge	13,783	13,783	—	13,783	—
Commodity contracts for regulated operations	936	936	—	936	—
Total derivative instruments	130,057	130,057	—	37,922	92,135
Total financial liabilities	$8,422,935	$8,914,075	$2,224,091	$6,597,849	$92,135
21. Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2023	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,115,729	$1,115,729	$1,054,665	$—	$61,064
Development loans and other receivables	158,110	155,735	—	155,735	—
Derivative instruments:
Interest rate swap designated as a hedge	72,936	72,936	—	72,936	—
Interest rate cap not designated as a hedge	1,854	1,854	—	1,854	—
Congestion revenue rights not designated as hedge	8,458	8,458	—	—	8,458
Total derivative instruments	83,248	83,248	—	74,790	8,458
Total financial assets	$1,357,087	$1,354,712	$1,054,665	$230,525	$69,522
Long-term debt	$8,516,030	$7,423,318	$2,532,608	$4,890,710	$—
Notes payable to related party	25,808	15,320	—	15,320	—
Convertible debentures	230	276	276	—	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	68,070	68,070	—	—	68,070
Energy contracts not designated as hedge	5,593	5,593	—	—	5,593
Cross-currency swap designated as a net investment hedge	10,533	10,533	—	10,533	—
Currency forward contract designated as hedge	6,779	6,779	—	6,779	—
Interest rate swaps designated as a hedge	11,790	11,790	—	11,790	—
Cross-currency swap designated as a cash flow hedge	5,547	5,547	—	5,547	—
Commodity contracts for regulated operations	2,564	2,564	—	2,564	—
Total derivative instruments	110,876	110,876	—	37,213	73,663
Total financial liabilities	$8,652,944	$7,549,790	$2,532,884	$4,943,243	$73,663
21.Financial instruments (continued)
(a)Fair value of financial instruments (continued)
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates their fair value as of June 30, 2024 and December 31, 2023 due to the short-term maturity of these instruments.
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.
The fair value of development loans and other receivables (level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The Company’s level 1 fair value of long-term debt is measured at the closing price on the NYSE and the Canadian over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of AQN's common shares on a converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights, subscription agreements and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales, congestion revenue rights ("CRRs") and the Company's investment in AYES Canada. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $18.90 to $154.55 with a weighted average of $39.17 as of June 30, 2024. The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. The change in the fair value of the energy contracts is detailed in notes 21(b)(ii) and 21(b)(iv). The significant unobservable inputs used in the fair value measurement of CRRs are recent CRR auction prices ranging from $nil to $31.95 with a weighted average of $4.53 as of June 30, 2024. The significant unobservable inputs used in the fair value measurement of the Company's AYES Canada investment are the expected cash flows, the discount rates applied to these cash flows ranging from 8.10% to 8.60% with a weighted average of 8.26%, and the expected volatility of Atlantica's share price ranging from 27.47% to 33.19% as of June 30, 2024. Significant increases (decreases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement.
(b)Derivative instruments
Derivative instruments are recognized on the unaudited interim condensed consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.
(i)Commodity derivatives - regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated natural gas and electric service territories. The Company’s strategy is to minimize fluctuations in natural gas sale prices to regulated customers. As at June 30, 2024, the commodity volume, in dekatherms, associated with the above derivative contracts was 2,262,896.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(i)Commodity derivatives – regulated accounting (continued)
The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the unaudited interim condensed consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity cost adjustments (note 5). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
(ii)Cash flow hedges
The Company has sought to reduce the price risk on the expected future sale of power generation at the Sandy Ridge, Senate, Minonk and Sugar Creek Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
3,245,679	September 2030	$24.54	Illinois Hub
287,686	December 2028	$29.14	PJM Western HUB
1,220,001	December 2027	$21.31	NI HUB
1,137,027	December 2027	$36.46	ERCORT North HUB
The Company mitigates the risk that interest rates will increase over the life of certain term loan facilities by entering into the following interest rate swap contracts. For an interest rate swap or cross-currency interest rate swap designated as hedging the exposure to variable cash flows of a future transaction, the effective portion of this derivative's gain or loss is initially reported as a component of OCI and subsequently reclassified into earnings once the future transaction impacts earnings. Amounts for interest rate contracts are reclassified to earnings as interest expense over the term of the related debt.

Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap		$350,000	July 2029	$350,000 subordinated unsecured notes
Cross-currency interest rate swap	C$	400,000	January 2032	C$400,000 subordinated unsecured notes
Forward-starting interest rate swap		$750,000	April 2032	$750,000 subordinated unsecured notes
Forward-starting interest rate swap		$575,000	June 2026	First $575,000 of the $1,150,000 senior unsecured notes issuance
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(ii)Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Effective portion of cash flow hedge	$29,771	$29,949	$45,698	$52,435
Amortization of cash flow hedge	(539)	(1,421)	(1,078)	(4,908)
Amounts reclassified from AOCI	(42)	7,893	(5,968)	6,759
OCI attributable to shareholders of AQN	$29,190	$36,421	$38,652	$54,286
The Company expects $41,232 of unrealized losses currently in AOCI to be reclassified, net of taxes, into non-regulated energy sales, investment loss, interest expense and derivative gains, within the next 12 months, as the underlying hedged transactions settle.
(iii)Foreign exchange hedge of net investment in foreign operation
The functional currency of most of AQN's operations is the U.S. dollar. The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $2,401 and a gain of $10,186 for the three and six months ended June 30, 2024, respectively,(2023 - losses of $9,629 and $9,638, respectively) were recorded in OCI.
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes issued on such date, to effectively convert the $350,000 U.S.-dollar-denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates was recognized each period in the unaudited interim condensed consolidated statements of operations as loss on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of AQN to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The Company redesignated this swap as a hedge of AQN's net investment in its Canadian subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. The fair value of the derivative on the redesignation date will be amortized over the remaining life of the original hedge. Foreign currency gains of $2,195 and $4,413 for the three and six months ended June 30, 2024, respectively (2023 - losses of $7,009 and $6,942, respectively) was recorded in OCI.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(iii)     Foreign exchange hedge of net investment in foreign operation (continued)
Canadian operations
The Company is exposed to currency fluctuations from its Canadian-based operations. AQN manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates obligations denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. Foreign currency gains of $12 and $502 for the three and six months ended June 30, 2024, respectively, (2023 - losses of $2,924 and $2,801, respectively) were recorded in OCI.
The Company is party to a C$300,000 fixed-for-fixed cross-currency interest rate swap to effectively convert Canadian dollar debentures into U.S. dollars. The Company designated the entire notional amount of the cross-currency interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Company’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. Losses of $1,186 and $5,190 for the three and six months ended June 30, 2024, respectively, (2023 - gains of $3,967 and $4,348, respectively) were recorded in OCI.
The Company is party to a fixed-for-fixed cross-currency interest rate swap to effectively convert the C$400,000 Canadian-dollar-denominated debentures into U.S. dollars. The Renewable Energy Group designated the entire notional amount of the cross-currency interest rate swap and related short-term U.S. dollar payables created by the monthly accruals, respectively, of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Renewable Energy Group’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A gain of $75 and a loss of $6,898 for the three and six months ended June 30, 2024, respectively, (2023 - gains of $4,975 and $4,987, respectively) was recorded in OCI.
Chilean operations
The Company is exposed to currency fluctuations from its Chilean-based operations. The Company's Chilean operations are determined to have the Chilean peso as their functional currency. Chilean long-term debt used to finance the operations is denominated in Chilean Unidad de Fomento.
(iv)Other derivatives and risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigating these risks to the extent possible on a cost-effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes. For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.
The Company seeks to mitigate the volatility of energy congestion charges at the ERCOT transmission grid by entering into CRRs, which as of June 30, 2024 have a notional quantity of 2,433,240 MW-hours at prices ranging from $0.84 per MW-hr to $19.03 per MW-hr with a weighted average of $4.37 per MW-hr for April 2024 to June 2026. These CRRs are not designated as an accounting hedge.
21.Financial instruments (continued)
(b)Derivative instruments (continued)
(iv)Other derivatives and risk management (continued)
The Company mitigates the price risk on the expected future sale of power generation of one of its solar facilities through a long-term energy derivative contract with a notional quantity of 319,885 MW-hours, a price of $25.15 per MW-hr and expiring in August 2030 as an economic hedge to the price of energy sales. The derivative contract is not designated as an accounting hedge.
The effects on the unaudited interim condensed consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$1,843	84	$1,147	$62
Commodity contracts	—	—	(890)	1,128
	$1,843	$84	$257	$1,190
Realized loss on derivative financial instruments:
Energy derivative contracts	(1,887)	(1,537)	(1,783)	(3,830)
	$(1,887)	$(1,537)	$(1,783)	$(3,830)
Loss on derivative financial instruments not accounted for as hedges	(44)	(1,453)	(1,526)	(2,640)
Amortization of AOCI gains frozen as a result of hedge dedesignation	17	997	999	1,994
	$(27)	$(456)	$(527)	$(646)
Unaudited interim condensed consolidated statements of operations classification:
Gain on derivative financial instruments	$58	$1,039	$191	$3,205
Renewable energy sales	(85)	(1,495)	(718)	(3,851)
	$(27)	$(456)	$(527)	$(646)
(c)Supplier financing programs
In the normal course of business, the Company enters into supplier financing programs under which the suppliers can voluntarily elect to sell their receivables. The Company agrees to pay, on the invoice maturity date, the stated amount of the invoices that the Company has confirmed through the execution of bills of exchange. The terms of the trade payable arrangement are consistent with customary industry practice and are not impacted by the supplier’s decision to sell amounts under these arrangements. As of June 30, 2024, accounts payable include confirmed invoices from designated suppliers of $77,658 (December 31, 2023 - $62,173).